Geographic and Customer Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Summary of Reportable Segments
NOTE 8:- GEOGRAPHIC AND CUSTOMER INFORMATION

a.	Geographic information:
Following is a summary of revenues by geographic areas. Revenues attributed to geographic areas, based on the location where the customers accept delivery of the products and services:

	Six Months Ended June 30 (Unaudited)		Three Months Ended June 30 (Unaudited)
	2020	2021	2020	2021
Europe, Middle East and Africa (*)	$1,524	$1,423	$839	$861
Asia Pacific	189	271	68	148
North America	136	41	104	(1)

	$1,849	$1,735	$1,011	$1,008

(*)
Includes revenue from Germany in the amount of $1,151
(unaudited)
and $1,189
(unaudited)
for the
six
 months ended June 30, 2021 and June 30, 2020, respectively, and $749
(unaudited)
and $736
(unaudited)
for the
three
 months ended June 30, 2021 and June 30, 2020, respectively.

a.	Geographic information:
Following is a summary of rev
e
nues by geographic areas. Revenues attributed to geographic areas, based on the location where the customers accept delivery of the products and services:

	Year ended December 31,
	2020	2019	2018
Europe, Middle East and Africa (*)	$3,803	$1,105	$51
Asia Pacific	1,078	182	11
North America (**)	(14,245)	288	—

	$(9,364)	$1,575	$62

(*)	Includes revenue from Germany in the amount of $3,635, $983 and $51 in the years ended December 31, 2020, 2019 and 2018, respectively.

(**)	Include reduction of revenue from United States in the amount of $14,800 during the year ended December 31, 2020.

Summary of Long-Lived Assets Based on Location
b.	The Company’s long-lived assets (property and equipment, net) are located as follows:

	December 31, 2020	June 30, 2021
		(Unaudited)
Israel	$13,053	$13,888
United States	74	51
Germany	34	31
Belarus	84	83

	$13,245	$14,053

	Year ended December 31,
	2020	2019
Israel	$13,053	$11,216
United States	74	114
Germany	34	5
Belarus	84	4

	$13,245	$11,339

c.	Customers accounted for over 10% of revenue:
As of December 31, 2020, the Company had three customers that accounted for 51%, 22% and 10% of revenues (exclude of reduction of revenues of issuance of Preferred
C-1
Shares).
As of December 31, 2019, the company had one customer that accounted for 64% of revenues.
As of December 31, 2018, the company had two customers that accounted for 18% and 82%, respectively, of revenues.